Loss Per Share	12 Months Ended
Sep. 30, 2023
Loss Per Share [Abstract]
LOSS PER SHARE
8.	LOSS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	For the years ended September 30,
	2021	2022	2023
	RMB	RMB	RMB	USD
Numerator:
Net (loss) income attributable to FLJ Group Limited’s ordinary shareholders	(569,174)	820,023	(71,313)	(9,774)
Net loss from continuing operations attributable to FLJ Group Limited’s ordinary shareholders	(130,572)	(495,086)	(27,299)	(3,742)
Net (loss) income from discontinued operations attributable to FLJ Group Limited’s ordinary shareholders	(438,602)	1,315,109	(44,014)	(6,032)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted	146,069,290,900	1,025,842,445,700	2,805,073,364,600	2,805,073,364,600

Net (loss) earnings per share attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted	(0.00)	0.00	(0.00)	(0.00)
Net loss per share from continuing operations attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted	(0.00)	(0.00)	(0.00)	(0.00)
Net (loss) earnings from per share discontinued operations attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted	(0.00)	0.00	(0.00)	(0.00)

For the years ended September 30, 2022 and 2023, weighted average ordinary shares included nil, 359,002,700 and 718,00,5400 stock options (after giving effects to share subdivision in September 2023), which were vest but unexercised as of September 30, 2022 and 2023, respectively. The Company included the stock options because they are exercisable at RMB nil. For the years ended September 30, 201, weighted average ordinary shares did not included stock options.

For the years ended September 30, 2021, 2022 and 2023, potential ordinary shares from assumed conversion of 745,244,500, 0 and 0 convertible notes as well as 3,420,000,000, 3,769,002,700 and 3,410,000,000 options have not been reflected in the calculation of diluted net loss per share as their inclusion would have been anti-dilutive.